Share equity incentive plans - Schedule of Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.55%	0.12%	1.55%
Risk free interest rate, maximum	0.92%	1.47%	2.54%
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	$ 24.08	$ 7.6	$ 3.44
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	$ 12.92	$ 3.34	$ 2.17
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	60.00%	50.00%	50.00%
Expected term in years	6 years 3 months	6 years 3 months	6 years 3 months
Dividend yield	0.00%	0.00%	0.00%